Cash (Tables)	12 Months Ended
Mar. 31, 2020
Cash and Cash Equivalents [Abstract]
Schedule of Cash
	As of March 31,
	2020	2019

Cash on hand	$1,620	$9,005
Cash at bank	927,598	2,771,632
	$929,218	$2,780,637